Segment Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Segment Information [Abstract]
Net interest income		$ 44,778	$ 41,013
Provision for (recovery of) loan losses		(32)	(419)
Noninterest income		10,162	9,864
Noninterest expense		39,040	37,280
Provision for income taxes	[1]	2,594	2,284
Net income		13,338	11,732
Assets		1,210,787	1,249,769
Banking [Member]
Segment Information [Abstract]
Net interest income		42,529	38,883
Provision for (recovery of) loan losses		(100)	(500)
Noninterest income		9,121	8,831
Noninterest expense		36,612	34,847
Provision for income taxes		2,429	2,149
Net income		12,709	11,218
Assets		$ 1,195,974	$ 1,235,231
Banking [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Segment Information [Abstract]
Concentration percentage		94.20%	94.10%
Consumer Finance [Member]
Segment Information [Abstract]
Net interest income		$ 2,249	$ 2,130
Provision for (recovery of) loan losses		68	81
Noninterest income		1,041	1,033
Noninterest expense		2,428	2,433
Provision for income taxes		165	135
Net income		629	514
Assets		$ 14,813	$ 14,538

[1]	Effective income tax rate was 16.3% for both 2022 and 2021